Crude Oil and Refined Product Risk Management (Details) bbl in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) $ / Incident bbl	Dec. 31, 2014 USD ($) bbl	Dec. 31, 2013 USD ($)
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 93,699	$ 95,331	$ 15,868
Unrealized Gain (Loss) on Derivatives and Commodity Contracts	(50,233)	194,423	(16,899)
Unrealized Gain (Loss) on Investments			(16,898)
Derivative Asset	$ 79,733	129,966
Unleaded Gasoline Crack Spread Swap [Member] | Minimum [Member]
Derivative [Line Items]
Underlying, Derivative Volume | $ / Incident	14.61
Unleaded Gasoline Crack Spread Swap [Member] | Maximum [Member]
Derivative [Line Items]
Underlying, Derivative Volume | $ / Incident	17.13
Distillate Crack Spread Swaps [Member] | Minimum [Member]
Derivative [Line Items]
Underlying, Derivative Volume | $ / Incident	7.08
Distillate Crack Spread Swaps [Member] | Maximum [Member]
Derivative [Line Items]
Underlying, Derivative Volume | $ / Incident	12.19
Commodity Contract [Member]
Derivative [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 79,733	$ 129,966
Not Designated as Hedging Instrument [Member] | Short [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	1,052	9,645
Not Designated as Hedging Instrument [Member] | Short [Member] | Inventory Positions - Crude Oil & Refined Products - Futures & Swaps - Current Fiscal Year [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	3,982
Not Designated as Hedging Instrument [Member] | Short [Member] | Inventory Positions - Crude Oil & Refined Products - Futures & Swaps [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl		864
Not Designated as Hedging Instrument [Member] | Short [Member] | Refined Products - Crack Spread Swaps [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	5,645	8,781
Not Designated as Hedging Instrument [Member] | Short [Member] | Swap [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	0
Not Designated as Hedging Instrument [Member] | Short [Member] | Inventory Positions - Crude Oil & Refined Products - Futures & Swaps - Year Two [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	0
Not Designated as Hedging Instrument [Member] | Short [Member] | Inventory Positions - Crude Oil & Refined Products - Futures & Swaps - Year Three [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	0
Not Designated as Hedging Instrument [Member] | Short [Member] | Refined Product Positions - Distillate - Crack Spread Swaps - Current Fiscal Year [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	2,247
Not Designated as Hedging Instrument [Member] | Short [Member] | Refined Product Positions - Distillate - Crack Spread Swaps - Year Two [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	1,305
Not Designated as Hedging Instrument [Member] | Short [Member] | Refined Product Positions - Distillate - Crack Spread Swaps - Year Three [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	0
Not Designated as Hedging Instrument [Member] | Short [Member] | Refined Product Positions - Unleaded Gasoline - Crack Spread Swaps - Current Fiscal Year [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	2,275
Not Designated as Hedging Instrument [Member] | Short [Member] | Refined Product Positions - Unleaded Gasoline - Crack Spread Swaps - Year Two [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	0
Not Designated as Hedging Instrument [Member] | Long [Member] | Inventory Positions - Crude Oil & Refined Products - Futures & Swaps [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	4,593
Not Designated as Hedging Instrument [Member] | Long [Member] | Inventory Positions - Natural Gas - Futures & Swaps - Current Fiscal Year [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	793
Not Designated as Hedging Instrument [Member] | Long [Member] | Inventory Positions - Natural Gas - Futures & Swaps - Year Two [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	0
Not Designated as Hedging Instrument [Member] | Long [Member] | Inventory Positions - Natural Gas - Futures & Swaps - Year Three [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Volume | bbl	0
Cost of Sales [Member]
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ 43,466	$ 289,754	$ (1,030)
Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Derivative [Line Items]
Derivative Asset	79,733	129,966
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	0	0
Other Current Assets [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Derivative [Line Items]
Derivative Asset	78,125	79,722
Derivative Asset, Fair Value, Gross Asset	95,062	86,659
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	16,937	6,937
Other Noncurrent Assets [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Derivative [Line Items]
Derivative Asset	11,881	56,533
Derivative Asset, Fair Value, Gross Asset	11,881	58,182
Derivative Asset, Fair Value, Gross Liability and Obligation to Return Cash, Offset	0	1,649
Accrued Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	21,454	11,826
Derivative Liability	(10,273)	(4,889)
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	11,181	6,937
Other Noncurrent Liabilities [Member] | Fair Value, Measurements, Recurring [Member] | Commodity Contract [Member]
Derivative [Line Items]
Derivative Liability, Fair Value, Gross Liability	5,756	3,049
Derivative Liability	0	(1,400)
Derivative Liability, Fair Value, Gross Asset and Right to Reclaim Cash, Offset	$ 5,756	$ 1,649